Filed Pursuant to Rule 497(k)
1933 Act File No. 033-52154
1940 Act File No. 811-07168

Hennessy Stance ESG ETF

The Nasdaq Stock Market LLC: STNC

December 17, 2024

Supplement to the Summary Prospectus dated February 28, 2024

Effective as of December 18, 2024, the exchange on which the shares of the Hennessy Stance ESG ETF will trade will change from NYSE Arca, Inc. to The Nasdaq Stock Market LLC. Accordingly, the reference to “NYSE Arca, Inc.” is hereby replaced with “The Nasdaq Stock Market LLC” on the front cover and in the first sentence of the Secondary Market Trading Risk under “Principal Risks.”

******

Please Read Carefully and Keep for Future Reference